DEPOSITS (Schedule of Maturities of Time Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Maturities of retail and wholesale savings certificates
On or before December 31, 2014	$ 275,884
On or during year ended December 31, 2015	31,285
On or during year ended December 31, 2016	11,838
On or during year ended December 31, 2017	14,801
During or after year ended December 31, 2018	3,982
Total	$ 337,790